Software, Net (Details) - Schedule of Software, Net - Software and Software Development Costs [Member] ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Schedule of Software, Net [Line Items]
Estimated Useful Life (in years)	3 years	3 years
Software, gross	₨ 166	$ 2.0	₨ 169
Less: Accumulated amortization	165	2.0	161
Total	₨ 1	$ 0.0	₨ 8